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MassMutual Diversified Value Fund
MassMutual Diversified Value Fund
INVESTMENT OBJECTIVE
This Fund seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 143 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Diversified Value Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Diversified Value Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%		0.50%	0.50%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses	0.11%	0.21%	0.31%	0.41%	0.31%	0.36%	[1]	0.31%	0.21%
Total Annual Fund Operating Expenses	0.61%	0.71%	0.81%	0.91%	1.06%	1.11%		1.31%	0.71%
[1]	Other Expenses have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Diversified Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	62	195	340	762
Class R5	73	227	395	883
Service Class	83	259	450	1,002
Administrative Class	93	290	504	1,120
Class R4	108	337	585	1,294
Class A	657	883	1,128	1,827
Class R3	133	415	718	1,579
Class Y	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 175 – 250 stocks under normal market conditions.
Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis. Brandywine Global’s investment process begins with a valuation screen that identifies large-capitalization stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.
Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.
T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the Russell 1000® Value Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the Russell 1000 Value Index. T. Rowe Price may sell assets for a variety of reasons, including in response to a change in the original investment considerations or to limit losses, adjust the characteristics of the overall portfolio, or redeploy assets into different opportunities.
In pursuing the Fund’s investment objective, each of Brandywine Global and T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Brandywine Global or T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Performance for Class I and Class R4 shares of the Fund for periods prior to their inception date (04/01/14) and performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares, adjusted for Class R4 shares to reflect Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	4Q ’20,	16.46%	Lowest Quarter:	1Q ’20,	–27.50%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Diversified Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	9.27%	11.51%	8.71%
Class I	9.43%	11.61%	8.81%
Service Class	9.17%	11.39%	8.60%
Administrative Class	9.16%	11.29%	8.50%
Class R4	8.94%	11.12%	8.34%
Class A	2.90%	9.76%	7.62%
Class R3	8.67%	10.83%	8.05%
Class Y	9.30%	11.52%	8.71%
After Taxes on Distributions | Class R5	7.99%	9.44%	6.28%
After Taxes on Distributions and Sale of Fund Shares | Class R5	6.37%	8.90%	6.53%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	11.46%	10.91%	8.40%